Basis of Presentation and Significant Accounting Policies - Retainages on Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contractors [Abstract]
Retainages expected to be collected within one year	$ 28,586	$ 127,698
Retainages expected to be collected after one year	137,468	65,365
Total retainages	$ 166,054	$ 193,063